Acquisitions, Divestiture and Goodwill (Details 3)	12 Months Ended			0 Months Ended							0 Months Ended								0 Months Ended
	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2012 Bentrani USD ($) country	Jan. 01, 2013 Fossil Spain USD ($)	Jan. 01, 2013 Fossil Spain USD ($)	Jan. 03, 2015 Fossil Spain Accrued expenses - other USD ($)	Jan. 03, 2015 Fossil Spain Accrued expenses - other EUR (€)	Jan. 03, 2015 Fossil Spain Other long-term liabilities USD ($)	Jan. 03, 2015 Fossil Spain Other long-term liabilities EUR (€)	Jan. 01, 2013 Fossil Spain General De Relojeria	Aug. 10, 2012 Fossil Spain General De Relojeria	Jan. 01, 2013 Fossil Spain General De Relojeria USD ($)	Jan. 01, 2013 Fossil Spain General De Relojeria EUR (€)	Jan. 03, 2015 Fossil Spain General De Relojeria Minimum USD ($)	Jan. 03, 2015 Fossil Spain General De Relojeria Minimum EUR (€)	Jan. 03, 2015 Fossil Spain General De Relojeria Maximum USD ($)	Jan. 03, 2015 Fossil Spain General De Relojeria Maximum EUR (€)	Apr. 24, 2013 STC Swiss Technology Holding GmbH
Business Acquisition
Voting interest that may be acquired upon expiration of joint venture agreement (as a percent)												50.00%
Remeasurement of investment in Fossil Spain to fair value	$ 0	$ 6,510,000	$ 0		$ 6,500,000
Goodwill	197,728,000	206,954,000	184,793,000	8,900,000		10,600,000
Percentage of net book value used in the calculation of the fixed purchase price component											50.00%
Fixed portion of purchase price for the shares													6,800,000	5,200,000
Variable price													7,800,000	5,900,000	2,600,000	2,000,000	4,600,000	3,500,000
Contingent consideration							3,900,000	3,200,000	7,900,000	6,600,000
Number of Latin American countries in which Bentrani is a distributor				16
Period of partnership with Company				10 years
Acquisition amount				26,600,000
Purchase price paid in cash				19,300,000
Payable forgiven				$ 7,300,000
Sale of stock in subsidiary (as a percent)																			80.00%